Segment Revenue and Expenses	12 Months Ended
Dec. 31, 2024
Text Block [abstract]
Segment revenue and expenses
A.1	Segment revenue and expenses
Operating segment information
The Group has identified its operating segments based on the internal reports that are reviewed and used by the Chief Executive Officer (Chief Operating Decision Maker) in assessing performance and determining the allocation of resources.
Operating segments outlined below are identified by management based on the nature and geographical location of the business and venture.

Australia: Exploration, evaluation, development, production and sale of liquefied natural gas, pipeline gas, crude oil and condensate and natural gas liquids in Australia.	International: Exploration, evaluation, development, production and sale of pipeline gas, crude oil and condensate and natural gas liquids in international jurisdictions outside of Australia.	Marketing: Marketing, shipping and trading of Woodside’s oil and gas portfolio (including purchased volumes) and optimisation activities attributed to Marketing which generate incremental value.

New Energy/Corporate items:

New energy/Corporate comprise Woodside’s new energy portfolio and corporate non-segmental
items. Corporate
non-segmental
items of revenue and expenses and associated assets and liabilities are not allocated to operating segments as they are not considered part of the core operations of any segment.

Customer concentration
The

Group has two major customers which respectively account for

7% and

6% of the Group’s external revenue. The sales are generated by the Australia and Marketing operating segments (2023: two major customers; 8% and 7% generated by the Australia and Marketing operating segments and 2022: two major customers; 12% and 9% generated by the Australia and Marketing operating segment
s
).
Geographical information

Geographical Information	Revenue from external customers 1
	2024	2023	2022
	US$m	US$m	US$m
Asia Pacific	8,445	9,823	12,521
Americas	2,462	2,564	1,545
Europe	2,272	1,607	2,751
Consolidated	13,179	13,994	16,817

1.	Revenue is attributable to geographic location based on the location of the customers.
Recognition and measurement
Revenue from contracts with customers
Revenue is recognised when or as the Group transfers control of products or provides services to a customer at the amount to which the Group expects to be entitled. If the consideration includes a variable component, the Group estimates the amount of the expected consideration receivable. Variable consideration is estimated throughout the contract and is recognised to the extent that it is highly probable a significant reversal will not occur.

•
Revenue from sale of hydrocarbons
- Revenue from the sale of hydrocarbons is recognised at a point in time when control of the product is transferred to the customer. Revenue from take or pay contracts is recorded as unearned revenue until the product has been drawn by the customer (transfer of control), at which time it is recognised in earnings.

•	Other operating revenue - Revenue earned from LNG processing and other services is recognised over time as the services are rendered.
Expenses

•	Royalties, excise and levies - Royalties, excise and levies are considered to be production-based taxes and are therefore accrued on the basis of the Group’s entitlement to physical production.
•	Depreciation and amortisation - Refer to Note B.3.
•	Impairment and impairment reversals - Refer to Note B.4.
•	Leases - Refer to Note D.7.
•	Employee benefits - Refer to Note E.2.

Key estimates and judgements
(a) Revenue from contracts with customers
The transaction price at the date control passes for sales made subject to provisional pricing periods in oil and condensate contracts is determined with reference to quoted commodity prices.
Judgement is also used to determine if it is highly probable that a significant reversal will not occur in relation to revenue recognised during open pricing periods in LNG contracts. The Group estimates variable consideration based on available information from contract negotiations and market indicators.

For the year ended 31 December 2024

	Australia	International	Marketing	New energy/ Corporate	Consolidated
	2024 US$m	2024 US$m	2024 US$m	2024 US$m	2024 US$m

Liquefied natural gas	5,361	-	1,040	-	6,401
Pipeline gas	1,119	230	-	-	1,349
Crude oil and condensate	1,668	3,143	76	-	4,887
Natural gas liquids	196	39	71	-	306

Revenue from sale of hydrocarbons	8,344	3,412	1,187	-	12,943

Intersegment revenue 1	(23)	(7)	30	-	-
Processing and services revenue	220	-	-	-	220
Shipping and other revenue	-	-	16	-	16

Other revenue	197	(7)	46	-	236

Operating revenue 2	8,541	3,405	1,233	-	13,179

Production costs	(1,051)	(528)	-	-	(1,579)
Royalties, excise and levies	(349)	(23)	-	-	(372)
Insurance	(27)	(9)	-	11	(25)
Inventory movement	55	29	-	-	84

Costs of production	(1,372)	(531)	-	11	(1,892)

Property, plant and equipment depreciation and amortisation	(2,621)	(1,848)	-	(54)	(4,523)

Shipping and direct sales costs	(89)	(86)	(130)	-	(305)
Trading costs	(4)	-	(691)	-	(695)
Other hydrocarbon costs	(51)	-	-	-	(51)
Other cost of sales	(22)	(7)	-	(6)	(35)
Movement in onerous contract provision	-	-	-	-	-

Other cost of sales	(166)	(93)	(821)	(6)	(1,086)

Cost of sales	(4,159)	(2,472)	(821)	(49)	(7,501)

Gross profit	4,382	933	412	(49)	5,678

Other income 3	568	50	23	(17)	624

Exploration and evaluation expenditure 4	(44)	(276)	-	-	(320)
Amortisation of permit acquisition	-	(8)	-	-	(8)
Write-offs	(3)	(6)	-	-	(9)

Exploration and evaluation	(47)	(290)	-	-	(337)

General, administrative and other costs	-	-	-	(445)	(445)
Amortisation of intangible assets	-	-	-	(21)	(21)
Depreciation of lease assets	(58)	(1)	(101)	(50)	(210)
Restoration movement	(176)	6	-	(29)	(199)
Other 5	(55)	(97)	93	(517)	(576)

Other costs	(289)	(92)	(8)	(1,062)	(1,451)

Other expenses	(336)	(382)	(8)	(1,062)	(1,788)

Impairment losses	-	-	-	-	-

Impairment reversals	-	-	-	-	-

Profit/(loss) before tax and net finance costs	4,614	601	427	(1,128)	4,514

1.
Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.

2.	Operating revenue includes revenue from contracts with customers of $13,163 million and sub-lease income of $16 million disclosed within shipping and other revenue.
3.
Includes fees and recoveries and other income not associated with the ongoing operations of the business. The Australia segment includes $209 million from the gain on the sell-down of Scarborough to LNG Japan and JERA.

4.	Includes seismic and general permit activities and other exploration costs.
5.	Includes gains and losses on hedging activities, a $314 million fair value loss on embedded derivatives and other expenses not associated with the ongoing operations of the business.

For the year ended 31 December 2023

	Australia	International	Marketing	New energy/ Corporate	Consolidated
	2023 US$m	2023 US$m	2023 US$m	2023 US$m	2023 US$m

Liquefied natural gas	6,867	-	1,298	-	8,165
Pipeline gas	1,088	286	-	-	1,374
Crude oil and condensate	1,611	2,246	124	-	3,981
Natural gas liquids	218	32	31	-	281

Revenue from sale of hydrocarbons	9,784	2,564	1,453	-	13,801

Intersegment revenue 1	(166)	(15)	181	-	-
Processing and services revenue	184	-	-	-	184
Shipping and other revenue	-	-	9	-	9

Other revenue	18	(15)	190	-	193

Operating revenue 2	9,802	2,549	1,643	-	13,994

Production costs	(1,173)	(389)	-	-	(1,562)
Royalties, excise and levies	(462)	(41)	-	-	(503)
Insurance	(41)	(11)	-	(8)	(60)
Inventory movement	(40)	3	-	-	(37)

Costs of production	(1,716)	(438)	-	(8)	(2,162)

Property, plant and equipment depreciation and amortisation	(2,754)	(1,168)	-	(34)	(3,956)

Shipping and direct sales costs	(164)	(83)	(54)	(18)	(319)
Trading costs	(12)	-	(1,056)	-	(1,068)
Other hydrocarbon costs	(7)	-	-	-	(7)
Other cost of sales	(7)	-	-	-	(7)
Movement in onerous contract provision	-	-	-	-	-

Other cost of sales	(190)	(83)	(1,110)	(18)	(1,401)

Cost of sales	(4,660)	(1,689)	(1,110)	(60)	(7,519)

Gross profit	5,142	860	533	(60)	6,475

Other income 3	160	54	26	82	322

Exploration and evaluation expenditure 4	(24)	(253)	-	(2)	(279)
Amortisation of permit acquisition	-	(4)	-	-	(4)
Write-offs	(31)	(46)	-	-	(77)

Exploration and evaluation	(55)	(303)	-	(2)	(360)

General, administrative and other costs	-	-	-	(453)	(453)
Amortisation of intangible assets	-	-	-	(2)	(2)
Depreciation of lease assets	(50)	(14)	(75)	(40)	(179)
Restoration movement	(125)	(22)	-	-	(147)
Other 5	(51)	-	(109)	(272)	(432)

Other costs	(226)	(36)	(184)	(767)	(1,213)

Other expenses	(281)	(339)	(184)	(769)	(1,573)

Impairment losses 6	(534)	(1,383)	-	-	(1,917)

Impairment reversals	-	-	-	-	-

Profit/(loss) before tax and net finance costs	4,487	(808)	375	(747)	3,307

1.
Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.

2.	Operating revenue includes revenue from contracts with customers of $13,985 million and sub-lease income of $9 million disclosed within shipping and other revenue.
3.	Includes fees and recoveries, foreign exchange gains and other income not associated with the ongoing operations of the business.
4.	Includes seismic and general permit activities and other exploration costs.
5.	Includes losses on hedging activities, a $35 million fair value loss on embedded derivatives and other expenses not associated with the ongoing operations of the business.
6.	Impairment on property, plant and equipment and goodwill. Refer to Note B.4 for more details.

	Australia	International	Marketing	New energy/ Corporate	Consolidated
	2022 US$m	2022 US$m	2022 US$m	2022 US$m	2022 US$m

Liquefied natural gas	8,855	-	2,434	-	11,289
Pipeline gas	1,086	276	-	-	1,362
Crude oil and condensate	2,467	1,273	18	-	3,758
Natural gas liquids	171	26	9	-	206

Revenue from sale of hydrocarbons	12,579	1,575	2,461	-	16,615

Intersegment revenue 1	(455)	(5)	460	-	-
Processing and services revenue	175	-	-	-	175
Shipping and other revenue	-	-	27	-	27

Other revenue	(280)	(5)	487	-	202

Operating revenue 2	12,299	1,570	2,948	-	16,817

Production costs	(975)	(313)	-	7	(1,281)
Royalties, excise and levies	(540)	(39)	-	(17)	(596)
Insurance	(35)	(7)	-	(1)	(43)
Inventory movement	44	(3)	-	-	41

Costs of production	(1,506)	(362)	-	(11)	(1,879)

Property, plant and equipment depreciation and amortisation	(2,326)	(439)	-	(33)	(2,798)

Shipping and direct sales costs	(312)	(36)	(73)	142	(279)
Trading costs	(14)	-	(1,763)	-	(1,777)
Other hydrocarbon costs	(19)	-	-	-	(19)
Other cost of sales	(4)	-	-	-	(4)
Movement in onerous contract provision 3	-	-	216	-	216

Other cost of sales	(349)	(36)	(1,620)	142	(1,863)

Cost of sales	(4,181)	(837)	(1,620)	98	(6,540)

Gross profit	8,118	733	1,328	98	10,277

Other income 4	722	4	5	4	735

Exploration and evaluation expenditure 5	(20)	(277)	-	1	(296)
Amortisation of permit acquisition	(1)	(9)	-	-	(10)
Write-offs 6	-	(164)	-	-	(164)

Exploration and evaluation	(21)	(450)	-	1	(470)

General, administrative and other costs 7	(13)	(21)	(10)	(747)	(791)
Depreciation of lease assets	(49)	(11)	-	(80)	(140)
Restoration movement	(234)	(46)	-	8	(272)
Other 8	(8)	(84)	(475)	(486)	(1,053)

Other costs	(304)	(162)	(485)	(1,305)	(2,256)

Other expenses	(325)	(612)	(485)	(1,304)	(2,726)

Impairment losses	-	-	-	-	-

Impairment reversals 9	900	-	-	-	900

Profit/(loss) before tax and net finance costs	9,415	125	848	(1,202)	9,186

1.
Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.

2.	Operating revenue includes revenue from contracts with customers of $ 16,790 million and sub-lease income of $ 27 million disclosed within shipping and other revenue.
3.	Comprises changes in estimates of $245 million offset by provisions used of $ 29 million.
4.
Includes initial gain on Train 2 sell-down of $427 million, revaluation gain on the remeasurement of the Train 2 sell-down variable consideration of $
71

million, fees and recoveries, foreign exchange gains and other income not associated with the ongoing operations of the business.

5.	Includes $142 million for various costs relating to the Group’s exit from the Orphan Basin exploration licences in Canada.
6.	$125 million relates to costs of unsuccessful wells that have been written off.
7.	Transaction costs of $419 million incurred as a result of the BHPP merger on 1 June 2022 are included in the New energy/Corporate segment.
8.
Includes losses on hedging activities and changes in fair value of derivative financial instruments of $
960

million in the Marketing and New energy/Corporate segments and other expenses not associated with the ongoing operations of the business.

9.	Impairment reversals on property, plant and equipment.